Warrants Liability (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Warrant Liabilities [Line Items]
Warrants liability	$ 3,670	$ 0
Shares issuable upon exercise of warrants (in shares)	27,529,987
Ordinary shares eligible for purchase upon exercise of warrants (in shares)	1
Exercise price (in dollars per share)	$ 11.50
Warrants, maturity term	5 years
Warrants sold, transferred, or exercised, threshold period	30 days
Threshold trading days	20 days
Threshold consecutive trading days	30 days
Warrants, redemption price (in dollars per share)	$ 0.01
Warrants, threshold price (in dollars per share)	18.00
Private and public warrants, fair value, quoted price (in dollars per share)	$ 0.13
Public Warrants
Warrant Liabilities [Line Items]
Shares issuable upon exercise of warrants (in shares)	13,799,987
Warrants outstanding (in shares)	13,799,987
Private Warrants
Warrant Liabilities [Line Items]
Shares issuable upon exercise of warrants (in shares)	13,730,000
Warrants outstanding (in shares)	13,730,000